Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:Invesco Short Term Municipal FundThis supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal 1 Year Bond Index to the S&P Municipal Bond Short Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading “Fund Summary –Performance Information – Average Annual Total Returns” in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund’s performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.Average Annual Total Returns (for the periods ended December 31, 2019)Inception Date1Year5YearsSinceInceptionClass A:Return Before Taxes12/6/20102.69%1.75%2.21%Return After Taxes on Distributions2.691.752.20Return After Taxes on Distributions and Sale of Fund Shares2.361.762.13Class C:12/6/20100.920.991.52Class Y:12/6/20102.952.002.45Class R6:5/24/20193.131.842.25S&P Municipal Bond Short Index (reflects no deduction for fees, expenses or taxes)3.111.461.52Bloomberg Barclays Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes)2.461.201.08U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)11/30/20102.291.821.791 Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursements.2 The Fund elects to use the S&P Municipal Bond Short Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal 1 Year Bond Index because the Fund believes the S&P Municipal Bond Short Index is a more appropriate broad measure of market performance.
Short Term Municipal Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 29, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:Invesco Short Term Municipal FundThis supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal 1 Year Bond Index to the S&P Municipal Bond Short Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading “Fund Summary –Performance Information – Average Annual Total Returns” in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund’s performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.Average Annual Total Returns (for the periods ended December 31, 2019)Inception Date1Year5YearsSinceInceptionClass A:Return Before Taxes12/6/20102.69%1.75%2.21%Return After Taxes on Distributions2.691.752.20Return After Taxes on Distributions and Sale of Fund Shares2.361.762.13Class C:12/6/20100.920.991.52Class Y:12/6/20102.952.002.45Class R6:5/24/20193.131.842.25S&P Municipal Bond Short Index (reflects no deduction for fees, expenses or taxes)3.111.461.52Bloomberg Barclays Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes)2.461.201.08U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)11/30/20102.291.821.791 Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursements.2 The Fund elects to use the S&P Municipal Bond Short Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal 1 Year Bond Index because the Fund believes the S&P Municipal Bond Short Index is a more appropriate broad measure of market performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund elects to use the S&P Municipal Bond Short Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal 1 Year Bond Index because the Fund believes the S&P Municipal Bond Short Index is a more appropriate broad measure of market performance.
Short Term Municipal Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	2.69%
5Years	rr_AverageAnnualReturnYear05	1.75%
SinceInception	rr_AverageAnnualReturnYear10	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2010
Short Term Municipal Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	0.92%
5Years	rr_AverageAnnualReturnYear05	0.99%
SinceInception	rr_AverageAnnualReturnYear10	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2010
Short Term Municipal Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	2.95%
5Years	rr_AverageAnnualReturnYear05	2.00%
SinceInception	rr_AverageAnnualReturnYear10	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2010
Short Term Municipal Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	3.13%	[1]
5Years	rr_AverageAnnualReturnYear05	1.84%	[1]
SinceInception	rr_AverageAnnualReturnYear10	2.25%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019	[1]
Short Term Municipal Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	2.69%
5Years	rr_AverageAnnualReturnYear05	1.75%
SinceInception	rr_AverageAnnualReturnYear10	2.20%
Short Term Municipal Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	2.36%
5Years	rr_AverageAnnualReturnYear05	1.76%
SinceInception	rr_AverageAnnualReturnYear10	2.13%
Short Term Municipal Fund | S&P Municipal Bond Short Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	3.11%	[2]
5Years	rr_AverageAnnualReturnYear05	1.46%	[2]
SinceInception	rr_AverageAnnualReturnYear10	1.52%	[2]
Short Term Municipal Fund | Bloomberg Barclays Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	2.46%	[2]
5Years	rr_AverageAnnualReturnYear05	1.20%	[2]
SinceInception	rr_AverageAnnualReturnYear10	1.08%	[2]
Short Term Municipal Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	2.29%	[2]
5Years	rr_AverageAnnualReturnYear05	1.82%	[2]
SinceInception	rr_AverageAnnualReturnYear10	1.79%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010	[2]

[1]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursements.
[2]	The Fund elects to use the S&P Municipal Bond Short Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal 1 Year Bond Index because the Fund believes the S&P Municipal Bond Short Index is a more appropriate broad measure of market performance.